PROPERTY AND EQUIPMENT Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Impairment of production equipment and tooling	$ 0	$ (3,756)	$ 0
Amortization expense relating to property and equipment	$ 8,479	8,974	$ 10,057
Production equipment and tooling [Member]
Impairment of production equipment and tooling		$ (611)